Real estate properties development completed, under development and held for sale (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real Estate Properties [Line Items]
Real estate properties development completed	$ 24,076,559	$ 12,308,999	$ 21,260,288
Under development	2,750,327,272	2,371,357,809
Profit recognized	347,083,874	264,182,323
Less: progress billings (see Note 14)	(1,210,089,345)	(920,965,080)
Total real estate properties under development	1,887,321,801	1,714,575,052	932,518,706
Real estate properties held for sale	0	1,185,217	$ 5,524,041
Total real estate properties development completed, under development and held for sale	1,911,398,360	1,728,069,268
Aggregate net book value of land use right pledged as collateral for bank loans	1,018,987,851	923,762,759
Use Rights [Member]
Real Estate Properties [Line Items]
Total real estate properties under development	1,130,109,973	1,274,725,570
Zhengzhou Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	2,267,171
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	4,775,131	7,907,556
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,018,240	754,914
Hefei Wangjiang Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	286,128
Jinan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	778,376
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	546,537	314,854
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	40,847,827	95,433,442
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	54,157,809	57,957,843
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	46,165,101	122,025,858
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	16,736,651	0
Under development	0	73,916,667
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	176,553,742	258,585,693
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	215,917,469	267,625,395
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	267,569,547	233,846,400
Xingyang Splendid Phase I [Member]
Real Estate Properties [Line Items]
Under development	32,010,140	44,991,390
Xingyang Splendid Phase II [Member]
Real Estate Properties [Line Items]
Under development	43,311,674	35,341,974
Xingyang Splendid Phase III [Member]
Real Estate Properties [Line Items]
Under development	23,896,026	22,910,650
Xingyang Splendid Phase IV [Member]
Real Estate Properties [Line Items]
Under development	6,762,190	6,441,922
Zhengzhou Xindo Park (residential) [Member]
Real Estate Properties [Line Items]
Under development	29,098,191	66,471,564
Zhengzhou Xindo Park (commercial) [Member]
Real Estate Properties [Line Items]
Under development	73,294,372	41,827,678
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	261,268,961	262,820,980
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Under development	109,896,103	85,135,798
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	215,117,468	192,275,658
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	194,444,916	151,442,473
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	258,173,028	222,716,181
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Under development	163,174,394	0
Zhengzhou Fancy City [Member]
Real Estate Properties [Line Items]
Under development	71,896,698	0
Tianjin Spring Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	65,583,961	0
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	39,117,259	0
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Under development	127,696,203	0
XIN Eco Marine Group Properties Sdn Bhd. [Member]
Real Estate Properties [Line Items]
Under development	8,165,745	9,642,365
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate properties held for sale	0	588,000
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate properties held for sale	0	597,217
New York Oosten [Member]
Real Estate Properties [Line Items]
Under development	$ 226,208,448	$ 119,947,878